UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-4813
                  --------------------------------------------

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                         -------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 248-6000
           -----------------------------------------------------------

                      Date of fiscal year end: December 31
                   ------------------------------------------

                    Date of reporting period: March 31, 2007
                     --------------------------------------

Item 1 -- Schedule of Investments.

Standish Mellon Fixed Income Fund

The Fund invests all of its investable assets in The Standish Mellon Fixed Income Portfolio (the "Fixed Income Portfolio"). The Fixed Income Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on May 31, 2007 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

Standish Mellon Global Fixed Income Fund

The Fund invests all of its investable assets in The Standish Mellon Global Fixed Income Portfolio (the "Global Fixed Income Portfolio"). The Global Fixed Income Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on May 31, 2007 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

Standish Mellon High Yield Bond Fund

The Fund invests all of its investable assets in The Standish Mellon High Yield Bond Portfolio (the "High Yield Bond Portfolio"). The High Yield Bond Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on May 31, 2007 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

Standish Mellon Yield Plus Fund

The Fund invests all of its investable assets in The Standish Mellon Yield Plus Portfolio (the "Enhanced Yield Portfolio"). The Yield Plus Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on May 31, 2007 (CIK No.:
1012705; 1940 Act SEC File No.: 811-07603).

Mellon Institutional Funds Investment Trust
Standish Mellon International Fixed Income Fund II
Schedule of Investments - March 31, 2007 (Unaudited)
---------------------------------------------------------------------------------------------

Security Description                                    Rate                Maturity
---------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS-96.4%
BONDS AND NOTES-96.2%
Asset Backed- 1.9%
Capital Auto Receivables Asset Trust 2006-2 B          5.070               12/15/2011
Chase Issuance Trust 2007-A1 A1 (a)                    5.340                3/15/2013
Home Equity Mortgage Trust 2006-5 A1                   5.500                1/25/2037
JP Morgan Alternative Loan Trust 2006-S4 A6            5.710               12/25/2036
Total Asset Backed (Cost $ 734,069)


Collateralized Mortgage Obligations-2.0%
Government National Mortgage Association 2004-23 B     2.946                3/16/2019
Government National Mortgage Association 2006-68 A     3.888                7/16/2026
Government National Mortgage Association 2006-67 A     3.947                10/6/2011
Total Collateralized Mortgage Obligations (Cost $ 801,358)


Corporate-4.8%
Banking-1.2%
Bank of America Capital Trust XIII (a)                 5.760                3/15/2049
Chevy Chase Bank FSB                                   6.875                12/1/2013
Sovereign Bancorp (a)                                  5.580                3/23/2010
Suntrust Preferred Capital I                           5.853               12/15/2036


Basic Materials-0.3%
Georgia-Pacific Corp. 144A                             7.000                1/15/2015


Communications-1.0%
Qwest Corp. (a)                                        8.605                6/15/2013
Time Warner, Inc. (a)                                  5.590               11/13/2009


Finance-0.2%
Host Hotels and Resorts LP - REITS                     6.875                11/1/2014


Industrial-1.2%
Alcan, Inc.                                            6.125               12/15/2033
SabMiller PLC 144A (a)                                 5.660                7/1/2009
Windstream Corp.                                       8.125                8/1/2013
Windstream Corp.                                       8.625                8/1/2016


Healthcare-0.2%
Coventry Health Care, Inc.                             5.950                3/15/2017


Utilities-0.7%
Nisource Finance Corp. (a)                             5.930               11/23/2009
TXU Electric Delivery 144A (a)                         5.725                9/16/2008

Total Corporate Bonds (Cost $ 1,865,683)


Foreign Denominated-78.4%
Argentina-0.3%
Republic of Argentina                                  2.000                9/30/2014


Australia-0.5%
Queensland Treasury Corp.                              6.000                6/14/2011


Canada-4.6%
Canadian Government Bond                               5.500                6/1/2010
Canadian Government Bond                               5.000                6/1/2014


Egypt-0.5%
Egyptian Credit Link Note 144A (d)                     5.695                6/26/2007

Euro-29.2%
ASIF III Jersey, Ltd.                                  5.125                5/10/2007
Autostrade SpA (a)                                     4.318                6/9/2011
BES Finance Ltd.                                       4.500               12/16/2023
Bombardier, Inc.                                       5.750                2/22/2008
Bundersrepub. Deutschland                              3.500                1/4/2016
Citigroup Inc. (a)                                     4.006                6/3/2011
Deutsche Cap Trust IV                                  5.330                9/29/2049
Deutsche Republic                                      3.250                7/4/2015
Deutsche Republic                                      4.750                7/4/2034
FCE Bank PLC EMTN (a)                                  4.914                9/30/2009
Hellenic Republic Government Bond                      3.700                7/20/2015
Linde Finance BV                                       6.000                7/29/2049
MPS Capital Trust I                                    7.990                2/7/2011
MUFG Capital Finance 2 (a)                             4.850                3/15/2049
Netherlands Government Bond                            4.250                7/15/2013
Netherlands Government Bond                            4.000                1/15/2037
Owens-Brockway Glass Containers                        6.750                12/1/2014
Resona Bank Ltd. 144A                                  4.125                1/10/2049
Santander Perpetual                                    4.375                9/10/2023
Sogerim                                                7.250                4/20/2011
Sumitomo Mitsui Banking Corp. 144A (a)                 4.375                7/15/2049
Telefonica Europe BV                                   5.125                2/14/2013
Telenet Communications NV 144A                         9.000               12/15/2013


Japan-20.2%
ASIF III Jersey Ltd.                                   0.950                7/15/2009
Japan Government CPI Linked                            1.100               12/10/2016
European Investment Bank                               1.900                1/26/2026
Development Bank of Japan                              1.400                6/20/2012
Development Bank of Japan                              1.600                6/20/2014
Development Bank of Japan                              1.700                9/20/2022
Dexia Municipal Agency                                 0.800                5/21/2012
European Investment Bank                               1.400                6/20/2017
Japan Finance Corp.                                    1.350               11/26/2013
Japan Finance Corp.                                    1.550                2/21/2012


Mexico-1.5%
Mexican Fixed Rate Bonds                               8.000               12/19/2013


Sweden-7.3%
Swedish Government                                     5.250                3/15/2011
Swedish Government                                     3.000                7/12/2016


United Kingdom-14.3%
Barclays Bank PLC                                      6.000                9/15/2026
Bat International Finance PLC                          6.375               12/12/2019
Deutsche Telekom International Finance BV              7.125                9/26/2012
HBOS Capital Funding LP                                6.461               11/30/2048
Transco Holdings PLC                                   7.000               12/16/2024
United Kingdom Gilt                                    4.000                3/7/2009
United Kingdom Gilt                                    4.750                6/7/2010
United Kingdom Gilt                                    8.000                9/27/2013
United Kingdom Gilt                                    4.250                6/7/2032

Total Foreign Denominated (Cost $ 30,363,919)


Pass Thru Securities-1.7%
Non-Agency Pass Thru Securities-1.7%
Bear Stearns Commercial Mortgage Securities 2006-PW14 A5.171                12/1/2038
Crown Castle Towers 2006-1A D 144A                     5.772               11/15/2036
Morgan Stanley Capital I 2006-IQ12 A1                  5.257               12/15/2043
Total Pass Thru Securities (Cost $ 673,641)


Sovereign Bonds-0.4%
Republic of Argentina (Cost $ 179,280)                 7.000                9/12/2013


U.S. Treasury Obligations-3.9%
U.S. Treasury Note (Cost $ 1,558,645)                  4.625                2/29/2012


Yankee Bonds-3.1%
Glitnir Banki HF 144A                                  7.451                9/14/2049
ICICI Bank Ltd. 144A (d)                               6.375                4/30/2022
Kaupthing Bank HF 144A (a)                             6.055                1/15/2010
Kaupthing Bank HF 144A                                 7.125                5/19/2016
National Grid PLC                                      6.300                8/1/2016
Rogers Wireless, Inc.                                  7.500                3/15/2015
Royal KPN NV                                           8.375                10/1/2030
SMFG Preferred Capital 144A                            6.078                7/25/2049
Total Yankee Bonds (Cost $ 1,199,666)
TOTAL BONDS AND NOTES (COST $ 37,376,261)


PURCHASED OPTIONS - 0.1%
AUD Put/USD Call, Strike Price 0.754, 4/23/2007 USD Put/AUD Call, Strike Price
0.754, 4/23/2007 TOTAL PURCHASED OPTIONS (Cost $ 31,464)

SHORT-TERM INVESTMENTS - 0.1%                           Rate                Maturity
                                                        ----                --------
U.S. Treasury Bill - 0.1%
U.S. Treasury Bill (b) (c) (Cost $ 49,530)             4.970                6/7/2007


TOTAL UNAFFILIATED INVESTMENTS (COST $ 37,457,255)


AFFILIATED INVESTMENTS - 1.8%
Dreyfus Institutional Preferred Plus Money Market Fund (e) (Cost $ 710,831)

Total Investments - 98.2%  (COST $ 38,168,086)
Assets Less Liabilities - 1.8%
NET ASSETS-100%

Notes to Schedule of Investments:
144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,726,301 or 4.3% of net assets. ARS-Argentina
Dollar AUD-Australian Dollar CAD-Canadian Dollar EGP-Egyptian Pound EUR-Euro
GBP-British Pound JPY-Japanese Yen MXN-Mexican New Peso SEK-Swedish Krona (a)
Variable Rate Security; rate indicated is as of March 31, 2007.
(b) Rate noted is yield to maturity.
(c) Denotes all or part of security segregated as collateral.
(d) Illiquid security. At the period end, the value of these securities amounted to $341,570 or 0.9% of net assets. (e) Affiliated money market fund.


At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $38,168,086. Net unrealized appreciation on investments was $850,777 of which $989,277 related to appreciated investment securities and $138,500 related to depreciated investment securities.



At March 31, 2007 the Fund held the following futures contracts:
Contract                                              Position           Expiration Date
---------------------------------------------------------------------------------------------
U.S. 5 Year Treasury Note (5 Contracts)                 Long                6/29/2007
U.S. 2 Year Treasury Note (28 Contracts)                Long                6/29/2007
U.S. 10 Year Treasury Note (3 Contracts)               Short                6/15/2007
U.S. Long Bond CBT (12 Contracts)                      Short                6/20/2007
Euro- Bobl (6 Contracts)                                Long                6/7/2007
Euro- Bund (9 Contracts)                                Long                6/14/2007


At March 31, 2007 the Fund held the following forward foreign currency exchange contracts:

Contracts to Deliver                            Local Principal Amount Contract Value Date
---------------------------------------------------------------------------------------------
British Pound Sterling                               1,255,000              6/20/2007
Canadian Dollar                                       920,000               6/20/2007
Canadian Dollar                                       460,000               6/20/2007
Japanese Yen                                        181,880,628             3/30/2007
Japanese Yen                                         7,285,825              4/2/2007
Japanese Yen                                         35,000,000             6/20/2007
Japanese Yen                                         15,290,000             6/20/2007
Japanese Yen                                         73,250,000             6/20/2007
Mexican Pesos                                        6,255,000              6/20/2007
New Zealand Dollar                                   1,140,000              5/16/2007
Swiss Franc                                           480,000               6/20/2007
Swedish Krona                                        4,830,000              6/20/2007
Swedish Krona                                        12,990,000             6/20/2007
Total



Contracts to Receive                            Local Principal Amount Contract Value Date
---------------------------------------------------------------------------------------------
Euro                                                  150,000               6/20/2007
Euro                                                 2,845,000              6/20/2007
Euro                                                 2,610,000              6/20/2007
Euro                                                  110,000               6/20/2007
Euro                                                  390,000               6/20/2007
Japanese Yen                                         86,120,000             6/20/2007
Japanese Yen                                         50,290,000             6/20/2007
Japanese Yen                                        391,670,000             6/20/2007
Japanese Yen                                        125,090,000             6/20/2007
Japanese Yen                                         46,330,000             6/20/2007
Japanese Yen                                         27,000,000             6/20/2007
Japanese Yen                                        101,250,000             6/20/2007
Japanese Yen                                         90,720,000             6/20/2007
Japanese Yen                                         7,280,000              6/20/2007
Japanese Yen                                        181,880,000             6/20/2007
Malaysian Ringgit                                     710,000               6/20/2007
New Zealand Dollar                                   1,140,000              5/16/2007
Norwegian Krone                                      2,450,000              6/20/2007
Philippines Peso                                     9,960,000              6/20/2007
Singapore Dollar                                      310,000               6/20/2007
South Korean Won                                    183,430,000             6/20/2007
Total

The Fund held the following cross currency forward contracts at March 31, 2007:
             Contracts to Deliver               Value at March 31, 2007  In Exchange For
---------------------------------------------------------------------------------------------
                                                ---------------------
                     Euro                             $ 99,562       Icelandic Krona
                                                =====================



At March 31, 2007, the Fund held the following open swap agreement:
Credit Default Swaps
Counterparty                                      Reference Entity     Buy/Sell Protection
---------------------------------------------------------------------------------------------
Bear Stearns                                    Alcoa, Inc., 6.000% due 1/15/20Buy
Bear Stearns                                    Alcoa, Inc., 6.500% due 6/01/20Buy
Bear Stearns                                    Conocophillips, 4.750% due 10/1Buy012
Bear Stearns                                    Nucor Corp., 4.875% due 10/01/2Buy
Citibank                                        Altria Group Inc., 7.000%, due Buy4/2013
Citibank                                        AT&T Inc., 5.875%, 8/15/2012   Buy
Citibank                                        Northern Tobacco, 5.000%, due Sell2046
Citibank                                        Southern California Tobacco, 5Sell%, due 6/1/2037
Deutsche Bank AG                                Kraft Foods, Inc., 5.875%, 11/1Buy11
JPMorgan                                        ABX.HE.BBB.06-1                Buy
JPMorgan                                        Avon Products, Inc., 7.150% dueBuy/15/2009
JPMorgan                                        Avon Products, Inc., 7.150% dueBuy/15/2009
JPMorgan                                        Avon Products, Inc., 7.150% dueBuy/15/2009
JPMorgan                                        Avon Products, Inc., 7.150% dueBuy/15/2009
JPMorgan                                        Avon Products, Inc., 7.150% dueBuy/15/2009
JPMorgan                                        Bear Stearns Co., Inc. 5.300%,1Buy0/2015
JPMorgan                                        Citigroup, Inc. 7.250%,10/1/201Buy
JPMorgan                                        Genworth Financial, Inc. 5.750%Buy/15/2014
JPMorgan                                        Home Depot, Inc., 3.750% due 9/Buy2009
JPMorgan                                        HSBC Finance Corp, 7.000%, 5/15Buy12
JPMorgan                                        Kimberly-Clark Corp., 6.875% duBuy/15/2014
JPMorgan                                        Kimberly-Clark Corp., 6.875%, dBuy2/15/2014
JPMorgan                                        Lehman Brothers Holdings, 6.625Buy1/18/2012
JPMorgan                                        Well Fargo Co., 5.555%, 10/28/2Buy
JPMorgan                                        Dow Jones CDX.NA.IG.7         Sell
JPMorgan                                        Dow Jones CDX.NA.IG.7         Sell
JPMorgan                                        Dow Jones CDX.NA.IG.7         Sell
JPMorgan                                        France Telecom, 7.250% due 1/2Sell13
Morgan Stanley                                  CSMC 2006-C5J, 12/15/2039      Buy
UBS AG                                          ITRAXX Europe Series 5 VersionSell


Interest Rate Swaps
Counterparty                                    Floating Rate Index  Pay/Receive Floating Rate
---------------------------------------------------------------------------------------------
JPMorgan                                        EUR-EURIBOR-Telerate         Receive
JPMorgan                                        JPY -LIBOR - BBA               Pay
JPMorgan                                        JPY -LIBOR - BBA               Pay
JPMorgan                                        JPY -LIBOR - BBA               Pay
JPMorgan                                        JPY -LIBOR - BBA               Pay
JPMorgan                                        MYR -ABS - MYR01               Pay
JPMorgan                                        THB-TBHFIX-Reuters             Pay
Merrill Lynch                                   CZK-Pribor-Prbo                Pay
UBS AG                                          JPY -LIBOR - BBA               Pay
UBS AG                                          JPY -LIBOR - BBA               Pay
UBS AG                                          SEK - STIBOR - SIDE            Pay



At March 31, 2007, the Fund held the following forward rate option contract:

CounterParty                                    Description
---------------------------------------------------------------------
JPMorgan                                        OTC contract to purchase a 1 year expiration straddle (call and put) on a
USD 10 Year Fixed/Floating interest rate swap on 9/21/2007 for a premium of 4.41% of notional.  The option strikes will be determined on the expiration date of the foward agreement using the 10 Year USD interest rate swap rate, 1 year foward.






------------------------------------------------------------------------------------

                       Par Value       Value (Note 1A)
---------------------------------------------------------



       USD                    135,000            134,464
                              270,000            270,091
                              149,243            149,631
                              180,000            180,617
                                      -------------------
                                                 734,803
                                      -------------------



                              239,430            230,685
                              198,605            193,021
                              387,983            377,443
                                      -------------------
                                                 801,149
                                      -------------------




                              135,000            134,373
                               45,000             47,250
                              200,000            199,900
                               80,000             81,119
                                      -------------------
                                      -------------------
                                                 462,642
                                      -------------------


                              100,000            100,500
                                      -------------------



                              125,000            136,250
                              250,000            250,389
                                      -------------------
                                      -------------------
                                                 386,639
                                      -------------------


                               95,000             96,425
                                      -------------------



                               80,000             77,790
                              240,000            240,347
                              105,000            113,663
                               35,000             38,281
                                      -------------------
                                      -------------------
                                                 470,081
                                      -------------------


                               80,000             79,570
                                      -------------------



                              205,000            205,205
                               90,000             89,987
                                      -------------------
                                      -------------------
                                                 295,192
                                      -------------------
                                      -------------------
                                               1,891,049
                                      -------------------




       ARS                    330,000            119,141
                                      -------------------



       AUD                    255,000            203,833
                                      -------------------



       CAD                     90,000             81,409
                            1,905,000          1,745,843
                                      -------------------
                                      -------------------
                                               1,827,252
                                      -------------------


       EGP                  1,175,000            202,858
                                      -------------------


       EUR                    180,000            240,619
                              200,000            269,438
                               75,000             97,329
                              100,000            134,729
                              425,000            545,549
                              110,000            147,179
                               85,000            116,534
                              120,000            151,524
                            1,605,000          2,310,499
                              625,000            815,551
                            1,515,000          1,950,874
                               20,000             27,709
                               85,000            126,865
                              130,000            169,401
                            1,770,000          2,390,063
                            1,025,000          1,306,044
                               60,000             81,538
                               70,000             90,708
                              100,000            130,577
                              100,000            146,703
                              130,000            166,966
                               90,000            123,058
                               37,350             54,624
                                      -------------------
                                      -------------------
                                              11,594,081
                                      -------------------


       JPY                 90,000,000            761,942
                          233,000,000          1,949,345
                           59,400,000            493,867
                           84,000,000            721,253
                          190,000,000          1,625,404
                           32,000,000            262,004
                           87,000,000            718,725
                           88,000,000            730,212
                           36,000,000            304,511
                           55,000,000            474,096
                                      -------------------
                                      -------------------
                                               8,041,359
                                      -------------------


       MXN                  6,115,000            583,406
                                      -------------------



       SEK                 16,000,000          2,402,144
                            3,740,000            497,731
                                      -------------------
                                      -------------------
                                               2,899,875
                                      -------------------


       GBP                     90,000            170,162
                               60,000            120,937
                              115,000            237,175
                               60,000            121,455
                               50,000            113,879
                            1,150,000          2,204,026
                              925,000          1,788,145
                              285,000            648,777
                              140,000            265,108
                                      -------------------
                                      -------------------
                                               5,669,664
                                      -------------------
                                      -------------------
                                              31,141,469
                                      -------------------




       USD                    470,000            466,408
                               85,000             84,152
                              115,791            116,065
                                      -------------------
                                      -------------------
                                                 666,625
                                      -------------------



                              180,000            173,430
                                      -------------------



                            1,550,000          1,555,752
                                      -------------------



                              200,000            214,714
                              140,000            138,712
                              210,000            212,233
                              190,000            205,528
                              200,000            208,862
                               25,000             27,094
                               60,000             67,925
                              165,000            165,319
                                      -------------------
                                      -------------------
                                               1,240,387
                                      -------------------
                                      -------------------
                                              38,204,664
                                      -------------------


                     Contract Size
                              760,000                  7
                              760,000             53,811
                                      -------------------
                                                  53,818
                                      -------------------

                       Par Value
                   -------------------

                               50,000             49,550
                                      -------------------


                                              38,308,032
                                      -------------------



                              710,831            710,831
                                      -------------------

                                              39,018,863
                                      -------------------
                                                 703,712
                                      -------------------
                                              39,722,575
                                      ===================



























Underlying Face Amount at VUnrealized Gain/Loss
---------------------------------------------------------
                   -------------------
         $ 530,078           $ (1,104)
         5,739,562             (2,698)
           325,172                791
         1,341,375              6,352
           861,941             (6,004)
         1,376,115            (12,291)
                   -------------------
                            $ (14,954)
                   ===================



Value at March 31, USD7Amount to Receive  Unrealized Gain/(Loss)
---------------------------------------------------------------------
    $ 2,467,852        $ 2,427,747               (40,105)
           799,023            784,983            (14,040)
           399,512            392,425             (7,087)
         1,543,585          1,555,865             12,280
            61,861             62,349                488
           300,252            304,213              3,961
           131,167            130,642               (525)
           628,384            625,870             (2,514)
           566,777            558,981             (7,796)
           811,276            797,840            (13,436)
           397,760            397,977                217
           695,229            693,022             (2,207)
         1,869,777          1,863,301             (6,476)
---------------------------------------------------------
       $10,672,455       $ 10,595,215          $ (77,240)
=========================================================



Value at March 31, 2USD Amount to Deliver Unrealized Gain/(Loss)
---------------------------------------------------------------------
           200,988            199,035              1,953
         3,812,073          3,780,578             31,495
         3,497,192          3,490,875              6,317
           147,391            146,663                728
           522,569            521,645                924
           738,791            751,487            (12,696)
           431,419            430,665                754
         3,359,991          3,399,323            (39,332)
         1,073,101          1,085,662            (12,561)
           397,448            401,491             (4,043)
           231,623            232,196               (573)
           868,586            865,111              3,475
           778,253            779,114               (861)
            62,452             62,937               (485)
         1,560,281          1,572,377            (12,096)
           206,297            203,613              2,684
           811,276            788,082             23,194
           404,145            401,858              2,287
           207,543            204,098              3,445
           205,525            204,473              1,052
           195,495            194,931                564
---------------------------------------------------------
       $19,712,439       $ 19,716,214           $ (3,775)
=========================================================


Value at March 31, Contract Value Date     Unrealized Gain/Loss
---------------------------------------------------------------------
-------------------                   -------------------
         $ 101,554          6/20/2007            $ 1,992
===================                   ===================





(Pay)/Receive Fixed Expiration Date    Notional Amount               Unrealized Appreciation/ (Depreciation)
------------------------------------------------------------------------------------
    (0.4150%)          6/20/2010                $ 72,000     USD               (601)
    (0.5200%)          6/20/2010                 158,000     USD             (1,823)
    (0.3100%)          6/20/2010                 230,000     USD             (1,786)
    (0.4000%)          6/20/2010                 108,000     USD             (1,150)
    (0.2700%)          12/20/2011                570,000     USD                (40)
    (0.4800%)          3/20/2017                 490,000     USD             (4,537)
     1.3500%           12/20/2011                285,000     USD             (1,482)
     1.3500%           12/20/2011                285,000     USD             (1,482)
    (0.5300%)          6/20/2017                 390,000     USD                244
    (1.5400%)          7/25/2045                 420,000     USD             34,847
    (0.4500%)          3/20/2017                 110,000     USD             (1,010)
    (0.4400%)          3/20/2017                 240,000     USD             (2,016)
    (0.4800%)          3/20/2017                 160,000     USD             (1,845)
    (0.4800%)          3/20/2017                 220,000     USD             (2,537)
    (0.4860%)          3/20/2017                  60,000     USD               (720)
    (0.5100%)          6/20/2012                 200,000     USD             (1,332)
    (0.2200%)          6/20/2012                 200,000     USD               (856)
    (0.3000%)          6/20/2012                 200,000     USD               (947)
    (0.5575%)          3/20/2017                 200,000     USD             (1,219)
    (0.2800%)          6/20/2017                 200,000     USD             (1,373)
    (0.1900%)          12/20/2011                785,000     USD             (2,826)
    (0.1900%)          12/20/2011                785,000     USD             (2,826)
    (0.5100%)          6/20/2012                 200,000     USD             (1,422)
    (0.1800%)          6/20/2012                 200,000     USD               (578)
     0.6500%           12/20/2016                240,000     USD             (1,530)
     0.6500%           12/20/2016                160,000     USD             (1,062)
     0.6500%           12/20/2016                200,000     USD             (1,174)
     0.6600%           12/20/2015                100,000     EUR              2,740
    (0.8000%)          12/15/2039                390,000     USD              2,651
     0.4000%           6/20/2011                 625,000     EUR              6,489
                                                                     ---------------
                                                                            $ 8,797
                                                                     ===============


    Fixed Rate      Expiration Date    Notional Amount               Unrealized Appreciation/ (Depreciation)
------------------------------------------------------------------------------------
     4.1590%           1/19/2012               1,010,000     EUR            $ 3,601
     1.3600%           1/19/2012             254,000,000     JPY              7,167
     2.6913%           7/28/2036              34,000,000     JPY             11,650
     2.0750%           7/28/2016             109,000,000     JPY             28,410
     1.3150%           10/4/2011             100,000,000     JPY              4,350
     4.1600%           10/31/2011                693,025     MYR              3,495
     5.1800%           11/2/2011               6,992,000     THB              8,972
     3.0200%           2/14/2009              43,260,000     CZK              3,341
     0.8775%           5/11/2008             421,000,000     JPY              8,300
     2.5125%            6/6/2026             129,000,000     JPY             49,719
     4.2900%           6/27/2016               7,660,000     SEK             20,940
                                                                     ---------------
                                                                           $149,945
                                                                     ===============



                                           Notional                    Unrealized
                    Expiration Date         Amount                    Appreciation
------------------------------------------------------------------------------------
                       9/22/2008               3,120,000                      1,439




Mellon Institutional Funds Investment Trust
Standish Mellon International Fixed Income Fund
Schedule of Investments - March 31, 2007 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

Security Description                                                                                   Rate        Maturity
----------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS-97.6%
BONDS AND NOTES-97.3%
Asset Backed- 1.9%
Capital Auto Receivables Asset Trust 2006-2 B                                                         5.070      12/15/2011
Chase Issuance Trust 2007-A1 A1 (a)                                                                   5.340       3/15/2013
Home Equity Mortgage Trust 2006-5 A1                                                                  5.500       1/25/2037
JP Morgan Alternative Loan Trust 2006-S4 A6                                                           5.710      12/25/2036
Total Asset Backed (Cost $1,792,678)


Collateralized Mortgage Bonds-3.3%
Government National Mortgage Association 2004-23 B                                                    2.946       3/16/2019
Government National Mortgage Association 2005-76 A                                                    3.963       5/16/2030
Government National Mortgage Association 2005-79 A                                                    3.998      10/16/2033
Government National Mortgage Association 2006-67 A                                                    3.947       10/6/2011
Government National Mortgage Association 2006-68 A                                                    3.888       7/16/2026
Total Collateralized Mortgage Obligations (Cost $ 3,021,826)


Corporate-4.5%
Banking-1.5%
Bank of America Capital Trust XIII (a)                                                                5.760       3/15/2049
Chevy Chase Bank FSB                                                                                  6.875       12/1/2013
Sovereign Bancorp (a)                                                                                 5.580       3/23/2010
Suntrust Preferred Capital I (b)                                                                      5.853      12/15/2036


Basic Materials-0.2%
Georgia-Pacific Corp. 144A                                                                            7.000       1/15/2015

Communications-0.2%
Qwest Corp. (a)                                                                                       8.605       6/15/2013

Finance-0.3%
Host Hotels and Resorts LP - REITS                                                                    6.875       11/1/2014

Healthcare-0.2%
Coventry Health Care, Inc.                                                                            5.950       3/15/2017

Industrial-1.2%
SabMiller PLC 144A (a)                                                                                5.660        7/1/2009
Windstream Corp.                                                                                      8.125        8/1/2013
Windstream Corp.                                                                                      8.625        8/1/2016


Utilities-0.9%
Nisource Finance Corp. (a)                                                                            5.930      11/23/2009
TXU Electric Delivery 144A (a)                                                                        5.725       9/16/2008

Total Corporate Bonds (Cost $4,046,408)


Foreign Denominated-71.5%
Australia-0.6%
Queensland Treasury Corp.                                                                             6.000       6/14/2011

Canada-6.5%
Canadian Government Bond                                                                              5.500        6/1/2010
Canadian Government Bond                                                                              5.000        6/1/2014

Egypt-0.5%
Egyptian Credit Link Note 144A (e)                                                                    5.695       6/26/2007

Euro-27.8%
Autostrade SpA (a)                                                                                    4.318        6/9/2011
BES Finance Ltd.                                                                                      4.500      12/16/2023
Bombardier, Inc.                                                                                      5.750       2/22/2008
Bundesobligation 144                                                                                  3.250       4/17/2009
Citigroup Inc. (a)                                                                                    4.006        6/3/2011
Deutsche Cap Trust IV (a)                                                                             5.330       9/29/2049
Deutsche Republic                                                                                     4.750        7/4/2034
Deutsche Republic                                                                                     3.500        1/4/2016
FCE Bank PLC EMTN (a)                                                                                 4.914       9/30/2009
Hellenic Republic Government Bond                                                                     3.700       7/20/2015
Linde Finance BV                                                                                      6.000       7/29/2049
MPS Capital Trust I                                                                                   7.990        2/7/2011
MUFG Capital Finance 2 (a)                                                                            4.850       3/15/2049
Netherlands Government Bond                                                                           4.000       1/15/2037
Owens-Brockway Glass Containers                                                                       6.750       12/1/2014
Resona Bank Ltd. 144A                                                                                 4.125       1/10/2049
Santander Perpetual                                                                                   4.375       9/10/2023
Sogerim                                                                                               7.250       4/20/2011
Sumitomo Mitsui Banking Corp. 144A (a)                                                                4.375       7/15/2049
Telefonica Europe BV                                                                                  5.125       2/14/2013

Japan-16.8%
Dexia Municipal Agency                                                                                0.800       5/21/2012
Development Bank of Japan                                                                             1.600       6/20/2014
Development Bank of Japan                                                                             1.700       9/20/2022
European Investment Bank                                                                              1.900       1/26/2026
European Investment Bank                                                                              1.400       6/20/2017
Japan Government CPI Linked                                                                           1.100      12/10/2016
Japan Financial Corp.                                                                                 1.350      11/26/2013


Mexico-1.5%
Mexican Fixed Rate Bonds                                                                              8.000      12/19/2013

Sweden-6.8%
Swedish Government                                                                                    5.250       3/15/2011

United Kingdom-11.0%
Barclays Bank PLC                                                                                     6.000       9/15/2026
Bat International Finance PLC                                                                         6.375      12/12/2019
Deutsche Telekom International Finance BV                                                             7.125       9/26/2012
HBOS Capital Funding LP                                                                               6.461      11/30/2048
Transco Holdings PLC                                                                                  7.000      12/16/2024
United Kingdom Gilt                                                                                   4.750        6/7/2010
United Kingdom Gilt                                                                                   5.000        3/7/2012
United Kingdom Gilt                                                                                   8.000       9/27/2013
United Kingdom Gilt                                                                                   4.250        6/7/2032

Total Foreign Denominated (Cost $65,070,707)


Pass Thru Securities-1.7%
Non-Agency Pass Thru Securities-1.7%
Bear Stearns Commercial Mortgage Securities 2006-PW14 AAB                                             5.171       12/1/2038
Crown Castle Towers 2006-1A D 144A                                                                    5.772      11/15/2036
Morgan Stanley Capital I 2006-IQ12 A1                                                                 5.257      12/15/2043
Total Pass Thru (Cost $1,611,984)


Sovereign Bonds-0.5%
Republic of Argentina (Cost $ 488,040)                                                                7.000       9/12/2013


U.S. Treasury Obligations- 10.9%
U.S. Treasury Note                                                                                    4.750       2/28/2009
U.S. Treasury Note (b)                                                                                4.625       2/29/2012
Total U.S. Treasury Obligations (Cost $10,172,091)


Yankee Bonds-3.0%
Glitnir Banki HF 144A                                                                                 7.451       9/14/2049
ICIC Bank Ltd. 144A (e)                                                                               6.375       4/30/2022
Kaupthing Bank HF 144A (a)                                                                            6.060       1/15/2010
National Grid PLC                                                                                     6.300        8/1/2016
Nordic Telecommunication Co. Holdings 144A                                                            8.875        5/1/2016
Rogers Wireless, Inc.                                                                                 7.500       3/15/2015
Royal KPN NV                                                                                          8.375       10/1/2030
SMFG Preperred Capital 144A                                                                           6.078       7/25/2049
Total Yankee Bonds (Cost $2,681,137)
TOTAL BONDS AND NOTES (Cost $88,884,871)


PURCHASED OPTIONS - 0.1%
AUD Put/USD Call, Strike Price 0.754, 4/23/2007 USD Put/AUD Call, Strike Price
0.754, 4/23/2007 TOTAL PURCHASED OPTIONS (Cost $ 75,555)


Short-Term Investments - 0.1%
U.S. Treasury Bill - 0.1%                                                                              Rate        Maturity
                                                                                                       ----        --------
U.S. Treasury Bill (c) (d) (Cost $123,825)                                                            4.890        6/7/2007


INVESTMENT OF CASH COLLATERAL - 0.1% BlackRock Cash Strategies L.L.C.(Cost
$1,230,366) TOTAL UNAFFILIATED INVESTMENTS (COST $90,314,617 )


AFFILIATED INVESTMENTS - 3.2%
Dreyfus Institutional Preferred Plus Money Market Fund (f) (Cost $ 2,986,882)



Total Investments - 100.8%  (COST $ 93,301,499)
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8%)
NET ASSETS-100%


Notes to the Schedule of Investments:
144A-Securities exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,763,261 or 5.1% of net assets. AUD-Australian
Dollar CAD-Canadian Dollar EGP-Egyptian Pound EUR-Euro GBP-British Pound
JPY-Japanese Yen MXN-Mexican New Peso SEK-Swedish Krona (a) Variable Rate
Security; rate indicated is as of March 31, 2007.
(b) Security, or a portion of thereof, was on loan at March 31, 2007. (c) Rate noted is yield to maturity. (d) Denotes all or part of security segregated as collateral.
(e) Illiquid Security. At the period end, the value of securities amounted to $835,778 or 0.9% of net assets. (f) Affiliated money market fund.


At March 31, 2007, the aggregate cost of investment securities for income tax purposes was $93,301,499. Net unrealized appreciation on investments was $1,672,749 of which $2,057,590 related to appreciated investment securities and $384,841 related to depreciated investment securities.



At March 31, 2007 the Fund held the following futures contracts:

Contract                                                                         Position                   Expiration Date
----------------------------------------------------------------------------------------------------------------------------
US 5 Year Treasury (8 Contracts)                                                  Short                        6/29/2007
US 10 Year Treasury (8 Contracts)                                                 Short                        6/15/2007
US Long Bond (25 Contracts)                                                       Short                        6/20/2007
US 2 Year Treasury (44 Contracts)                                                  Long                        6/29/2007
Euro-Bobl (5 Contracts)                                                            Long                        6/7/2007
Euro-Bund (20 Contracts)                                                           Long                        6/7/2007




At March 31, 2007 the Fund held the following forward foreign currency exchange contracts:

Contracts to Deliver                                                      Local Principal Amount            Contract Value Date
----------------------------------------------------------------------------------------------------------------------------
Australian Dollar                                                                                   680,000    6/20/2007
British Pound Sterling                                                                            5,226,000    6/20/2007
Canadian Dollar                                                                                   7,250,000    6/20/2007
Canadian Dollar                                                                                   1,110,000    6/20/2007
Euro                                                                                              3,590,000    6/20/2007
Euro                                                                                             15,330,000    6/20/2007
Euro                                                                                                210,000    6/20/2007
Euro                                                                                                730,000    6/20/2007
Japanese Yen                                                                                    472,939,039    3/30/2007
Japanese Yen                                                                                    109,220,000    6/20/2007
Japanese Yen                                                                                    808,410,000    6/20/2007
Japanese Yen                                                                                    192,900,000    6/20/2007
Japanese Yen                                                                                    106,860,000    6/20/2007
Japanese Yen                                                                                    774,830,000    6/20/2007
Japanese Yen                                                                                    108,230,000    6/20/2007
Japanese Yen                                                                                    215,870,000    6/20/2007
Japanese Yen                                                                                    219,250,000    6/20/2007
Mexican Pesos                                                                                    15,180,000    6/20/2007
Swedish Krona                                                                                    40,210,000    6/20/2007
Swedish Krona                                                                                     5,260,000    6/20/2007
Swiss Franc                                                                                       1,150,000    6/20/2007
New Zealand Dollar                                                                                2,770,000    5/16/2007
Total

Contracts to Receive                                                      Local Principal Amount            Contract Value Date
----------------------------------------------------------------------------------------------------------------------------
Euro                                                                                                320,000    6/20/2007
Euro                                                                                                920,000    6/20/2007
Japanese Yen                                                                                    219,246,839    4/2/2007
Japanese Yen                                                                                    187,270,000    6/20/2007
Japanese Yen                                                                                    110,810,000    6/20/2007
Japanese Yen                                                                                    213,040,000    6/20/2007
Japanese Yen                                                                                    109,220,000    6/20/2007
Japanese Yen                                                                                    106,860,000    6/20/2007
Japanese Yen                                                                                    472,930,000    6/20/2007
Malaysian Ringgit                                                                                 1,700,000    6/20/2007
Norwegian Krone                                                                                   5,860,000    6/20/2007
Philippines Peso                                                                                 23,810,000    6/20/2007
South Korean Won                                                                                438,750,000    6/20/2007
New Zealand Dollar                                                                                2,770,000    5/16/2007
Total

The Fund held the following cross currency forward contracts at March 31, 2007:


                     Contracts to Deliver                                Value at March 31, 2007            In Exchange For
----------------------------------------------------------------------------------------------------------------------------
                                                               ---------------------------------------------
                             Euro                                                                 $ 243,861 Icelandic Krona
                                                               =============================================








At March 31, 2007, the Fund held the following open swap agreement:
Credit Default Swaps
Counterparty                                                                 Reference Entity               Buy/Sell Protection
----------------------------------------------------------------------------------------------------------------------------
Bear Stearns                                                   Alcoa, Inc., 6.000% due 1/15/2012                  Buy
Bear Stearns                                                   Alcoa, Inc., 6.500% due 6/01/2011                  Buy
Bear Stearns                                                   Conocophillips, 4.750% due 10/15/2012              Buy
Bear Stearns                                                   Nucor Corp., 4.875% due 10/01/2012                 Buy
Citibank                                                       Altria Group Inc., 7.000%, due 11/4/2013           Buy
Citibank                                                       AT&T Inc., 5.875%, 8/15/2012                       Buy
Citibank                                                       Northern Tobacco, 5.000%, due 6/1/2046            Sell
Citibank                                                       Southern California Tobacco, 5.000%, due 6/1/2037 Sell
Deutsche Bank                                                  Kraft Foods, 5.625%, 11/1/2011                     Buy
JPMorgan                                                       ABX.HE.BBB.06-1                                    Buy
JPMorgan                                                       Avon Products, Inc., 7.150% due 11/15/2009         Buy
JPMorgan                                                       Avon Products, Inc., 7.150% due 11/15/2009         Buy
JPMorgan                                                       Avon Products, Inc., 7.150% due 11/15/2009         Buy
JPMorgan                                                       Avon Products, Inc., 7.150% due 11/15/2009         Buy
JPMorgan                                                       Bear Stearns Co., Inc. 5.30%, 10/30/2015           Buy
JPMorgan                                                       Citigroup 7.250%, 10/1/2010                        Buy
JPMorgan                                                       Genworth 5.750%, 6/15/2014                         Buy
JPMorgan                                                       Home Depot, Inc., 3.750% due 9/15/2009             Buy
JPMorgan                                                       HSBC 7.000%, 05/15/2012                            Buy
JPMorgan                                                       Kimberly-Clark Corp., 6.875% due 2/15/2014         Buy
JPMorgan                                                       Kimberly-Clark Corp., 6.875% due 2/15/2014         Buy
JPMorgan                                                       Lehman Brothers Holdings, 6.625%, 1/18/2012        Buy
JPMorgan                                                       Wells Fargo, 5.555%, 10/28/2015                    Buy
JPMorgan                                                       Dow Jones CDX.NA.IG.7                             Sell
JPMorgan                                                       Dow Jones CDX.NA.IG.7                             Sell
JPMorgan                                                       Dow Jones CDX.NA.IG.7                             Sell
JPMorgan                                                       France Telecom, 7.250% due 1/28/2013              Sell
Morgan Stanley                                                 Avon Products, Inc., 7.150% due 11/15/2009         Buy
Morgan Stanley                                                 CSMC 2006-C5J, 12/15/2039                          Buy
UBS AG                                                         ITRAXX Europe Series 5 Version 1                  Sell




Interest Rate Swaps
----------------------------------------------------------------------------------------------------------------------------
Counterparty                                                               Floating Rate Index           Pay/Receive Floating Rate
----------------------------------------------------------------------------------------------------------------------------
JPMorgan                                                       JPY -LIBOR - BBA                                   Pay
JPMorgan                                                       JPY -LIBOR - BBA                                   Pay
JPMorgan                                                       MYR -ABS - MYR01                                   Pay
JPMorgan                                                       THB-TBHFIX-Reuters                                 Pay
JPMorgan                                                       JPY -LIBOR - BBA                                 Receive
Merrill Lynch                                                  JPY -LIBOR - BBA                                 Receive
UBS AG                                                         JPY -LIBOR - BBA                                   Pay
UBS AG                                                         JPY -LIBOR - BBA                                 Receive
UBS AG                                                         SEK - STIBOR - SIDE                                Pay

At March 31, 2007, the Fund held the following forward rate option contract:

CounterParty                                                   Description
----------------------------------------------------------------------------------------------------------------------------
UBS AG                                                         OTC contract to purchase a 1 year expiration straddle (call and put)
on a USD 10 Year Fixed/Floating interest rate swap on 9/21/2007 for a premium of 4.385% of notional.  The option strikes will be determined on the expiration date of the foward agreement using the 10 Year USD interest rate swap rate, 1 year foward.





----------------------------------------------------------
----------------------------------------------------------

                           Par Value       Value (Note 1A)
----------------------------------------------------------



     USD                     320,000              318,729
                             660,000              660,223
                             373,109              374,078
                             440,000              441,509
                                     ---------------------
                                                1,794,539
                                     ---------------------



                             574,631              553,644
                             557,879              544,424
                             549,616              537,364
                             955,036              929,089
                             476,653              463,250
                                     ---------------------
                                                3,027,771
                                     ---------------------




                             330,000              328,468
                             380,000              399,000
                             455,000              454,773
                             190,000              192,658
                                     ---------------------
                                                1,374,899
                                     ---------------------


                             225,000              226,125
                                     ---------------------


                             170,000              185,300
                                     ---------------------


                             225,000              228,375
                                     ---------------------


                             195,000              193,953
                                     ---------------------


                             675,000              675,977
                             305,000              330,163
                              95,000              103,906
                                     ---------------------
                                     ---------------------
                                                1,110,046
                                     ---------------------


                             580,000              580,579
                             210,000              209,969
                                     ---------------------
                                                  790,548
                                     ---------------------
                                     ---------------------
                                                4,109,246
                                     ---------------------




     AUD                     740,000              591,516
                                     ---------------------


     CAD                   3,615,000            3,269,943
                           3,050,000            2,795,182
                                     ---------------------
                                                6,065,125
                                     ---------------------

     EGP                   2,775,000              479,089
                                     ---------------------


     EUR                     500,000              673,596
                             180,000              233,590
                             245,000              330,085
                           3,900,000            5,132,374
                             675,000              903,146
                             290,000              397,588
                           6,685,000            9,623,479
                             200,000              256,729
                           1,495,000            1,950,797
                             670,000              862,763
                              50,000               69,272
                             550,000              820,893
                             370,000              482,142
                           1,425,000            1,815,719
                             210,000              285,384
                             310,000              401,707
                             180,000              235,038
                             195,000              286,071
                             575,000              738,501
                             295,000              403,358
                                     ---------------------
                                               25,902,232
                                     ---------------------

     JPY                 152,000,000            1,255,703
                         280,000,000            2,395,332
                         358,000,000            2,931,170
                         110,000,000              914,568
                         185,700,000            1,540,913
                         548,000,000            4,584,725
                         234,000,000            1,979,319
                                     ---------------------
                                               15,601,730
                                     ---------------------


     MXN                  14,700,000            1,402,465
                                     ---------------------


     SEK                  42,000,000            6,305,627
                                     ---------------------


     GBP                     240,000              453,764
                             155,000              312,420
                             305,000              629,030
                             155,000              313,759
                             140,000              318,860
                           1,280,000            2,474,406
                           1,200,000            2,338,214
                           1,350,000            3,073,154
                             175,000              331,385
                                     ---------------------
                                               10,244,992
                                     ---------------------
                                     ---------------------
                                               66,592,776
                                     ---------------------




     USD                   1,125,000            1,116,402
                             210,000              207,905
                             270,179              270,819
                                     ---------------------
                                                1,595,126
                                     ---------------------



                             490,000              472,115
                                     ---------------------



                           4,400,000            4,410,314
                           5,725,000            5,746,245
                                     ---------------------
                                               10,156,559
                                     ---------------------



                             395,000              424,061
                             360,000              356,689
                             510,000              515,423
                             465,000              485,603
                             100,000              107,000
                             255,000              276,356
                             150,000              169,812
                             420,000              420,815
                                     ---------------------
                                                2,755,759
                                     ---------------------
                                     ---------------------
                                               90,503,891
                                     ---------------------


                       Contract size
                           1,825,000                   16
                           1,825,000              129,217
                                     ---------------------
                                                  129,233
                                     ---------------------



                           Par Value
                             125,000              123,876
                                     ---------------------


                              Shares
                           1,230,366            1,230,366
                                     ---------------------
                                               91,987,366
                                     ---------------------



                           2,986,882            2,986,882
                                     ---------------------



                                               94,974,248
                                     ---------------------
                                               (1,836,511)
                                     ---------------------
                                               93,137,737
                                     =====================




























               Unrealized Gain/Loss
              -----------------------
Underlying Face Amount at Val$e1,750
--------------
     $848,140                  2,110
      867,125                 13,235
    2,794,531                 (4,206)
    9,019,313                 (5,005)
      544,650                (27,297)
              -----------------------
    2,318,800              $ (19,413)
              =======================





                         USD Amount to Receive
              --------------------------------------------
Value at March 31, 2007      532,481 Unrealized Gain/(Loss)
--------------                       ---------------------
      548,448             10,109,488              (15,967)
   10,276,490              6,186,007             (167,002)
    6,296,649                946,937             (110,642)
      964,039              4,726,967              (17,102)
    4,810,314             20,380,775              (83,347)
   20,540,978                280,875             (160,203)
      281,383                976,777                 (508)
      978,142              4,044,980               (1,365)
    4,013,740                935,319               31,240
      936,958              7,029,713               (1,639)
    6,935,048              1,673,782               94,665
    1,654,817                927,443               18,965
      916,712              6,723,154               10,731
    6,646,978                941,130               76,176
      928,465              1,844,459               12,665
    1,851,868              1,895,233               (7,409)
    1,880,864              1,356,568               14,369
    1,375,488              5,769,424              (18,920)
    5,787,816                754,500              (18,392)
      757,123                953,486               (2,623)
      952,966              1,938,612                  520
              -----------------------
    1,971,258           $ 80,928,110              (32,646)
              =======================
--------------                       ---------------------
  ########                                     $ (378,434)
==============                       =====================
                         USD Amount to Deliver
              --------------------------------------------
Value at March 31,2007       428,435 Unrealized Gain/(Loss)
--------------                       ---------------------
      428,774              1,230,546                  339
    1,232,727              1,875,957                2,181
    1,861,522              1,634,126              (14,435)
    1,606,520                960,267              (27,606)
      950,598              1,829,612               (9,669)
    1,827,591                933,209               (2,021)
      936,958                913,045                3,749
      916,712              4,088,084                3,667
    4,057,090                487,525              (30,994)
      493,952                961,179                6,427
      966,649                487,910                5,470
      496,144                466,260                8,234
      467,608              1,914,901                1,348
              -----------------------
    1,971,258      $ 18,211,056      56,357                1,056
              =======================
--------------                       ---------------------
  ########                                        $ 3,047
==============                       =====================



               Contract Value Date
              -----------------------
Value at March 31, 2007    6/20/2007   Unrealized Gain
--------------                       ---------------------
--------------                       ---------------------
     $248,742                                     $ 4,881
==============                       =====================










(Pay)/Receive FixExpiration Date       Notional Amount
----------------------------------------------------------
  (0.4150%)         6/20/2010                     328,000
  (0.5200%)         6/20/2010                     727,000
  (0.3100%)         6/20/2010                   1,055,000
  (0.4000%)         6/20/2010                     494,000
  (0.2700%)         12/20/2011                  1,390,000
  (0.4800%)         3/20/2017                   1,200,000
   1.3500%          12/20/2011                    695,000
   1.3500%          12/20/2011                    695,000
  (0.5300%)         6/20/2017                     920,000
  (1.5400%)         7/25/2045                     990,000
  (0.4500%)         3/20/2017                     270,000
  (0.4860%)         3/20/2017                     150,000
  (0.4800%)         3/20/2017                     400,000
  (0.4400%)         3/20/2017                     600,000
  (0.5100%)         6/20/2012                     475,000
  (0.2200%)         6/20/2012                     475,000
  (0.3000%)         6/20/2012                     475,000
  (0.5575%)         3/20/2017                     460,000
  (0.2800%)         6/20/2012                     475,000
  (0.1900%)         12/20/2011                  1,895,000
  (0.1900%)         12/20/2011                  1,895,000
  (0.5100%)         6/20/2012                     475,000
  (0.1800%)         6/20/2012                     475,000
   0.6500%          12/20/2016                    400,000
   0.6500%          12/20/2016                    460,000
   0.6500%          12/20/2016                    600,000
   0.6600%          12/20/2015                    475,000
  (0.4800%)         3/20/2017                     510,000
  (0.8000%)         12/15/2039                    970,000
   0.4000%          6/20/2011                   1,400,000





----------------------------------------------------------
 Fixed Rate      Expiration Date       Notional Amount
----------------------------------------------------------
   2.075%           7/28/2016                 304,000,000
   1.315%           10/4/2011                 295,000,000
   4.160%           10/31/2011                  1,659,613
   5.180%           11/2/2011                  16,744,000
   1.360%           1/19/2012                 595,000,000
   3.020%           2/14/2009                 104,858,000
   0.877%           5/11/2008               1,336,000,000
   2.512%            6/6/2026                 326,000,000
   4.290%           6/27/2016                  21,710,000


                                           Notional
                 Expiration Date            Amount
----------------------------------------------------------
                    9/22/2008                   7,350,000





----------------------------------------















































































































































































































































































                    Unrealized Appreciation/(Depreciation)
----------------------------------------
       USD                       (2,802)
       USD                       (8,527)
       USD                       (8,196)
       USD                       (5,264)
       USD                         (652)
       USD                      (11,116)
       USD                       (1,115)
       USD                       (1,115)
       USD                          577
       USD                       83,156
       USD                       (2,484)
       USD                       (1,803)
       USD                       (4,620)
       USD                       (5,049)
       USD                       (2,287)
       USD                       (2,035)
       USD                       (2,251)
       USD                       (2,808)
       USD                       (3,263)
       USD                       (6,830)
       USD                       (6,830)
       USD                       (3,379)
       USD                       (1,375)
       USD                       (2,360)
       USD                       (2,361)
       USD                       (3,382)
       EUR                       12,941
       USD                       (5,891)
       USD                        6,593
       EUR                       15,267

                   ---------------------
                                 20,739
                   =====================



-------------------
                    Unrealized Appreciation/(Depreciation)
----------------------------------------
       JPY                       79,325
       JPY                       12,767
       MYR                        8,849
       THB                       22,121
       JPY                       16,660
       CZK                        7,943
       JPY                       25,844
       JPY                      125,252
       SEK                       63,186
                   ---------------------
                                361,947
                   =====================

                        Unrealized
                       Appreciation
----------------------------------------
                                 20,948




Item 2 -- Controls and Procedures.

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

     (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 -- Exhibits.

     Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        MELLON INSTITUTIONAL FUNDS
                                        INVESTMENT TRUST

                                        By:  /s/ Steven M. Anderson
                                            ------------------------------------
                                            Steven M. Anderson
                                            Treasurer

                                        Date: May 31, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        By:  /s/ Steven M. Anderson
                                             -----------------------------------
                                             Steven M. Anderson
                                             Treasurer

                                        Date: May 31, 2007


                                        By:  /s/ Patrick J. Sheppard
                                             -----------------------------------
                                             Patrick J. Sheppard
                                             President

                                        Date: May 31, 2007